Assets Subject To Lien And Assets Acquired Through Foreclosures Carrying amounts of buildings acquired through foreclosure (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclsoure of carrying amounts o assets acquired through foreclosure [Abstract]
Land	₩ 332	₩ 4,138
Buildings	44	1,852
Properties not used in business		202
Total	₩ 376	₩ 6,192